Subsequent Events - Narrative (Details) - USD ($)				1 Months Ended		2 Months Ended
	May 13, 2024	May 08, 2024	May 01, 2024	Sep. 30, 2024	Jul. 31, 2024	Jun. 30, 2024	Apr. 15, 2029	Mar. 31, 2024
Subsequent Event [Line Items]
Proceeds from Issuance of private placement	$ 254,300,000					$ 254,300,000
Borrowing amount						$ 1,571,200,000		$ 1,793,500,000
Revolving Credit Facility Including Letter of Credit
Subsequent Event [Line Items]
Credit facility, maximum principal amount								1,250,000,000
Letter of credit outstanding								$ 0
Subsequent Event
Subsequent Event [Line Items]
Proceeds From Reverse Recapitalization Transaction Received After Business Combination		$ 330,000,000
Proceeds From Reverse Recapitalization Transaction Receivable		$ 20,000,000
Subsequent Event | Lionsgate Studios | SEAC
Subsequent Event [Line Items]
Subsidiary, Ownership Percentage, Parent		87.80%
Subsequent Event | Screaming Eagle | Lionsgate Studios | SEAC
Subsequent Event [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner		12.20%
Subsequent Event | 5.5% Senior Notes Exchange
Subsequent Event [Line Items]
Debt interest face value		$ 389,900,000
Long term debt maturity date							Apr. 15, 2029
Long term debt fixed interest rate percentage		5.50%					5.50%
Subsequent Event | Forecast
Subsequent Event [Line Items]
Proceeds from Issuance of private placement		$ 254,300,000
Subsequent Event | 5.500 Senior Notes
Subsequent Event [Line Items]
Debt interest face value		$ 389,900,000
Subsequent Event | 5.500 Senior Notes | Senior Notes
Subsequent Event [Line Items]
Interest rate (as percent)		5.50%
Debt Instrument, Interest Rate, Increase (Decrease)		6.00%
Subsequent Event | eOne IP Credit Facility | Line of Credit | Revolving Credit Facility
Subsequent Event [Line Items]
Interest rate (as percent)					2.25%
Credit facility, maximum principal amount					$ 340,000,000
Borrowing amount					340,000,000
Periodic payment, principal					$ 8,500,000
Subsequent Event | LG IP Credit Facility | Line of Credit | Revolving Credit Facility
Subsequent Event [Line Items]
Interest rate (as percent)				2.25%
Credit facility, maximum principal amount				$ 455,000,000
Borrowing amount				455,000,000
Periodic payment, principal				11,375,000
Subsequent Event | LGTV Term Loan B
Subsequent Event [Line Items]
Repayment of other long term debt				$ 355,100,000
Starz Business of Lions Gate Entertainment Corp | Intercompany Revolver
Subsequent Event [Line Items]
Debt instrument variable interest rate percentage	1.75%
Credit facility, maximum principal amount	$ 150,000,000
Starz Business of Lions Gate Entertainment Corp | Subsequent Event | 5.5% Senior Notes Exchange
Subsequent Event [Line Items]
Debt interest face value		$ 389,900,000
Long term debt maturity date		Apr. 15, 2029
Long term debt fixed interest rate percentage		5.50%					5.50%
Long term debt interest rate percentage in the future		6.00%
Long term debt future maturity date		Apr. 15, 2030
Starz Business of Lions Gate Entertainment Corp | Subsequent Event | Intercompany Revolver
Subsequent Event [Line Items]
Line of credit maximum amount that may be owed			$ 150,000,000
Debt instrument variable interest rate percentage			1.75%
Starz Business of Lions Gate Entertainment Corp | Subsequent Event | Revolving Credit Facility Including Letter of Credit
Subsequent Event [Line Items]
Credit facility, maximum principal amount			$ 150,000,000
Letter of credit outstanding			$ 1,250,000,000